REPORTING ENTITY	12 Months Ended
Dec. 31, 2021
Disclosure of consolidated and separate financial statements explanatory [abstract]
REPORTING ENTITY

NOTE 1 – REPORTING ENTITY

Grupo Aval Acciones y Valores S.A. (hereinafter the “The Group” or “Grupo Aval”) was established under Colombian law in January 7, 1994, with its main offices and business address registered in Bogotá, D.C., Colombia. The corporate purpose of Grupo Aval is the purchase and sale of securities issued by financial and commercial entities. Grupo Aval is the majority shareholder of Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco Comercial AV Villas S.A., entities whose main purpose is to perform all transactions, operations and services inherent to the banking business, pursuant to applicable laws and regulations. Furthermore, through its direct and indirect investments in Corporación Financiera Colombiana S.A. (“Corficolombiana”) and in Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”), Grupo Aval also engages in investment banking activities, in the non-financial sector and manages pensions and severance funds in Colombia.

In performing  its activities and pursuant to the corporate bylaws, Grupo Aval may (i) promote the creation of all types of companies relating to its corporate purpose; (ii) represent individuals and companies involved in similar or complementary activities; (iii) grant or receive loans with or without interest; (iv) submit its properties as collateral; (v) issue, endorse, acquire, protest, cancel, or pay bills of exchange, checks, promissory notes or any other type of financial instruments, accept or submit them as payment; (vi) acquire, sell, tax, lease or manage any kind of  assets; (vii) subscribe or acquire any kind of investments and sell or otherwise dispose of them; (viii) acquire and sell shares in companies that purse similar or complementary corporate interests ; (ix) render services in areas relating to its activities, experience and knowledge; and (x) carry out or participate, in acts and contracts relating to the aforementioned activities, enabling the exercise of rights and compliance of the obligations of The Group.

The duration of Grupo Aval set forth under the bylaws is until May 24, 2044, but the Company may be dissolved before such term expires, or it may be extended by free decision of Grupo Aval shareholders meeting.

When preparing its consolidated financial statements, Grupo Aval Acciones y Valores S.A., directly consolidates the following entities:

Banco de Bogotá S.A.

Banco de Bogotá S.A., in which Grupo Aval holds 68.74% of the voting rights and 68.74% of the ownership interest as of December 31, 2021, was established as a bank on November 15, 1870. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Bogotá is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2021:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries (2)
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.23%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
BAC Holding International Corp. (BAC Holding) (1) (Before Leasing Bogotá S.A. Panamá (LB Panamá))	Holding company of BAC Credomatic Inc.	Panamá, Republic of Panamá	100%	68.74%

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Multi Financial Holding (1)	Holding company of Multi Financial Group Inc. (MFG)	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of BAC Holding International Corp).	Panamá, Republic of Panamá	100%	68.74%
Multi Financial Group Inc. (MFG) (3)	It provides financial services mainly for corporate, investment, mortgage and consumer banking, as well as insurance, securities brokerage, factoring, leasing and real estate services.	Panamá, Republic of Panamá	99.57%	68.44%

Relevant events

7.	During September 2021, as part of the strategic reorganization that Banco de Bogotá and its subsidiaries have been carrying out, under the leadership of Grupo Aval, its subsidiary Leasing Bogotá S.A. Panamá (LB Panamá) changed its name to BAC Holding International Corp. (BAC Holding), and its 99.57% stake in Multi Financial Group, Inc. (MFG) was spun-off by transferring the control of MFG to Banco de Bogotá, through a new holding company established in Panama named Multi Financial Holding (MFH), whose only shareholder is Banco de Bogotá with a 100% stake. MFH received a 99.57% interest in MFG, becoming its direct parent. This transaction had no effect on the consolidated financial statements.

8.	On July 28, 2021 Grupo Aval, subscribed a shareholders’ agreement between Grupo Aval, Banco de Bogotá, Banco de Occidente, Fiduciaria Bogotá and Fiduciaria de Occidente, as a result of which, Grupo Aval has acquired the direct control of the Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. (Porvenir). The execution of the agreement does not modify Grupo Aval’s ownership percentage or derives in any financial impact.

9.	On May 22, 2020, Banco de Bogotá S.A., through its subsidiary BAC Holding International Corp. (BAC Holding), acquired 96.6% of the common shares of the Panamanian company Multi Financial Group Inc. (MFG), parent of the bank Multibank (Panama), for an amount of US$432 million. The acquisition was funded with BAC Holding International Corp's own resources. (See note 35).

Banco de Occidente S.A.

Banco de Occidente S.A., in which Grupo Aval holds 72.27% of the voting rights and 72.27% of the ownership interest  as of December 31, 2021, was established as a banking entity on April 30, 1965. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Occidente is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2021:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.84%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S. A.

Banco Popular S. A., in which Grupo Aval holds 93.74% of the voting rights and 93.74% of the ownership interest as of December 31, 2021, was established as a banking entity on July 5, 1950. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. Its commercial purpose is to participate in and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2021:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Comercial AV Villas S. A.

Banco Comercial AV Villas S. A., in which Grupo Aval holds 80.39% of the voting rights and 79.87% of the ownership interest as of December 31, 2021, was incorporated as a banking entity on October 24, 1972. It was authorized to operate under the terms of the renewal resolution No. 3352 dated August 21, 1992 issued by the Superintendency of Finance. The commercial purpose of Banco AV Villas is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements imposed by Colombian laws and regulations.

The following table presents the details of Banco AV Villas’ subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2021:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporación Financiera Colombiana S.A. – Corficolombiana S.A.

Corficolombiana S.A., in which Grupo Aval and its subsidiaries own 55.12% of the aggregate voting rights and Grupo Aval has 39.98% of the ownership interest as of December 31, 2021 is a merchant bank authorized to operate by the Superintendency of Finance by the resolution of October 18, 1961. Corficolombiana´s core business is the active management of an equity portfolio through controlling and non-controlling investments in key strategic sectors that including infrastructure, energy and gas, agribusiness and hotels.

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2021:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.34%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	39.98%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	39.98%

Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir S.A., in which Grupo Aval and its subsidiaries own 100% of the aggregate voting rights and Grupo Aval has an economic interest of 75.67%, was established by Public Deed No. 5307 of Notary 23 of Bogotá on October 23 of 1991, it has an operating permit granted by the Financial Superintendence of Colombia through Resolution number 3970 of October 30, 1991; Porvenir is an administrator of pension and severance funds authorized by law.

The following table presents the details of Porvenir’ subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2021:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.08%

Grupo Aval Limited

Grupo Aval Limited is a subsidiary of Grupo Aval in Cayman Islands. It was established on December 29, 2011. Grupo Aval Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC-265169, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1-1104. It was constituted as a special purpose vehicle for issuing foreign debt.

Legal and regulatory restrictions

Grupo Aval and its Colombian subsidiaries are subject to the following restrictions to transfer profits or perform transactions, in accordance with the legal requirements in Colombia:

●	Before distributing any dividends to their shareholders, the companies should assign 10% of their profits to a legal reserve until the reserve equals 50% of paid-in capital.
●	The subsidiaries of Grupo Aval that operate in the financial sector in Colombia may not grant loans to a counterpart that exceed 10% of their regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable security or third party guarantee, as per Superintendency of Finance rules. There is an exception to this rule that extends the maximum quota up to 25% (without guarantee) when it comes to loans to 4G infrastructure projects. These same limits apply to companies which are not part of Grupo Aval.
●	Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities. These same limits apply all financial entities.

Foreign subsidiaries of Grupo Aval do not have any restriction to transfer dividends to the parent company. Lending operations in general have restrictions similar to those of banks in Colombia, as described above.

Grupo Aval and its subsidiaries do not have significant restrictions on their ability to access or use their assets and settle their liabilities other than those resulting from the supervisory frameworks within which subsidiaries of the financial sector operate. The supervisory frameworks require subsidiaries of the financial sector to keep certain levels of regulatory capital (see note 4.4) and liquid assets (see note 4.3), limit their exposure to other parts of Grupo Aval and its subsidiaries and comply with other ratios.

1.1 OTHER EVENTS

COVID-19

Around the globe, 2021 was considered as a year for economic transition, in which countries around the world experienced a marked pick-up in their commercial activity, domestic demand and the subsequent inflationary pressures. According to the International Monetary Fund, or “IMF”, following the 3.1% contraction experienced in 2020, the World Output (GDP) increased 5.9% in 2021. When compared to 2019, the World GDP increased 2.6%. Colombia and Central America, the main markets where Grupo Aval operates were not the exception to this trend and benefited from a sharp recovery in their respective economies.

As a result of the abovementioned, monetary policy around the globe shifted towards a less expansionary stance. As such, monetary policy for the second half of 2021 was led by central banks discussing the possibility of tapering stimulus programs and starting hiking cycles of their reference rates. In connection with the banking activity, from which the Group derives the majority of income, this trend poses challenges for the coming year in terms of possible declines in intermediation spreads, slower growth of loans in the context of a less favorable credit cycle and decreases in the value of investment portfolios in fixed income and equity instruments. However, credit asset quality is expected to continue improving as compared to that seen in 2020, amidst the most critical part of the COVID-19 pandemic, which could favor an improvement of impairment loss needs. During 2021, Grupo Aval’s management continuously monitored the development of these trends as in 2020, evaluating any the adverse effects that may arise and affect the results of operations, the financial condition and the Group’s liquidity, and following up on measures that enabled reduced unfavorable impacts derived from the situation.

As of December 31, 2021 and up to the date of this report, the matters mentioned below have been assessed, and the impact has been recorded in the Group’s financial statements. During the period after the date of these financial statements and until the date of their issue, Grupo Aval’s management continued to monitor and address the effects on the Group’s operations and those of its customers.

Impairment of financial instruments - Loan portfolio, other accounts receivable and others

Financial instruments that are in the scope of IFRS 9 Expected Credit Loss model (loans, trade accounts other accounts receivable, debt instruments not measured at fair value through profit or loss, contract assets including concession agreements under financial asset model, lease receivables, financial guarantees and loan commitments) have been evaluated considering the impacts that COVID-19 continue to have on the ECL (Expected Credit Loss), due to measures adopted by the Governments in each of the countries and territories where the Group operates.

The impacts in relation to impairment of financial instruments in the Group entities are based on the following aspects:

●	ECL measurement, due to changes in the credit risk allocation of financial instruments, incorporating analysis of COVID’s effects and having an impact on the provision and due to the termination of the relief granted to a segment of debtors, going from a 12-month measurement (stage 1) to a measurement for the remaining life of the instrument (stages 2 and 3), for those assets in which it was determined that there was a significant increase in credit risk since their initial measurement.

●	Credit risk (risk of default), where the behavior observed has varied in accordance to the economic segments that comprise their loan portfolios, increasing in the case of clients whose businesses were negatively affected by COVID-19 pandemic and did not achieve a partial or full recovery of their activity during 2021.

●	The amount at risk (exposure at default), as some of the affected debtors have stopped making payments or are taking longer than usual to pay.

●	The estimated credit loss for those loans assessed individually, as a result of a reduction in the amount expected to be recovered in consideration of the COVID-19 impact.

●	Accordingly, to the effects of the coronavirus itself and the relief measures undertaken by the governments, including instructions to credit institutions to provide relief measures to customers in the countries where we operate, have an important role in ECL assessment. As a result, extension of payment terms to specific borrowers in particular classes of financial instruments do not automatically resulted in those instruments being considered to have suffered a significant increase in credit risk (SICR). To reflect COVID-19 effects in our models, the following overlays were made conducting a more detailed analysis of the risk and characteristics of certain clients: i) no stage improvement in obligations that requested relief and; ii) migration to Stage 2 of obligations identified as "high risk" as a result of COVID-19 specific impacts.

●	Macroeconomic factors considered in the development of scenarios and models for calculating the ECL, where most of the variables have shown a recovery while some others have deteriorated according to the effects that COVID-19 has had on the economy.

ECL calculation continues to incorporate updated projections of forward-looking information, in line with the effects of decisions that Governments continue taking in relation to COVID-19 and the prospects for economic recovery in some countries. The projections have been based on the best available information, considering the geographical areas where the Group operates, and the effects on the entities’ segments and portfolios which are exposed to different risks and situations.

When considering the forward-looking information based on macroeconomic variables, the Group updated the scenarios used (one-year projection) weighted by the probabilities assigned to them according on the expectations economics resulting from the information available as of December 31, 2021 (see note 4.1.5 Forward looking information).

The following table presents one-year projections for Colombia made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.62%	2.26%	2.69%	3.08%
Interest rate	3.00%	1.75%	2.25%	2.75%
GDP Growth	10.60%	3.89%	4.86%	5.85%
Unemployment rate	11.00%	16.31%	14.43%	12.90%

The following table presents one-year projections for Guatemala made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	3.07%	5.31%	3.28%	2.52%
Nominal interest rate variation	(0.41%)	0.04%	(0.27%)	(0.50%)
GDP Growth	7.50%	1.67%	4.20%	5.84%
Devaluation	(0.96%)	1.16%	(0.25%)	(1.79%)

The following table presents one-year projections for Honduras made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.32%	3.34%	3.57%	2.54%
Nominal interest rate variation	(1.60%)	0.20%	(0.21%)	(0.50%)
GDP Growth	12.50%	2.03%	3.94%	4.71%
Devaluation	1.49%	1.91%	0.92%	(0.55%)

The following table presents one-year projections for El Salvador made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	6.11%	1.22%	0.23%	(0.23%)
Nominal interest rate variation	(0.14%)	1.10%	0.40%	(0.08%)
GDP Growth	10.30%	1.96%	3.60%	4.69%

The following table presents one-year projections for Nicaragua made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	7.21%	3.67%	2.78%	2.49%
Nominal interest rate variation	(0.86%)	1.05%	0.11%	(1.38%)
GDP Growth	10.30%	(2.28%)	0.14%	2.12%

The following table presents one-year projections for Costa Rica made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	3.30%	2.22%	0.98%	0.75%
Nominal interest rate variation	(1.01%)	2.28%	1.82%	(0.01%)
GDP Growth	7.60%	0.93%	2.98%	4.27%
Devaluation	4.53%	5.22%	3.67%	2.19%

The following table presents one-year projections for Panamá made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	2.62%	1.89%	0.23%	(0.29%)
Nominal interest rate variation	(0.09%)	0.21%	0.02%	(0.13%)
GDP Growth	15.30%	2.37%	4.04%	6.34%

The table below presents the total loss allowance balances for each portfolio as of December 31,2021 and 2020. The loss allowance reconciliation, transfers between stages, impacts of measurement due to model changes, among others, are presented in note 4.1.5.

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	5,854,745	Ps.	5,280,406	Ps.	574,339
Consumer		4,581,004		4,938,971		(357,967)
Mortgage		732,407		560,904		171,503
Microcredit		105,070		124,039		(18,969)
Interbank and overnight funds		2,386		851		1,535
Total	Ps.	11,275,612	Ps.	10,905,171	Ps.	370,441

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	382,802	Ps.	343,057	Ps.	39,745

Impairment losses per portfolio as of December 31, 2021, and 2020:

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	1,468,180	Ps.	2,213,075	Ps.	(744,895)
Consumer		2,813,446		3,657,823		(844,377)
Mortgage		170,176		290,140		(119,964)
Microcredit		17,525		76,042		(58,517)
Interbank and overnight funds		1,535		(135)		1,670
Total	Ps.	4,470,862	Ps.	6,236,945	Ps.	(1,766,083)

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	80,298	Ps.	76,357	Ps.	3,941

Impairment losses per portfolio as of December 31, 2020, and 2019:

		As of December 31, 2020		As of December 31, 2019		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	2,213,075	Ps.	1,341,570	Ps.	871,505
Consumer		3,657,823		2,659,750		998,073
Mortgage		290,140		126,197		163,943
Microcredit		76,042		44,940		31,102
Interbank and overnight funds		(135)		284		(419)
Total	Ps.	6,236,945	Ps.	4,172,741	Ps.	2,064,204

		As of December 31, 2020		As of December 31, 2019		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	76,357	Ps.	64,640	Ps.	11,717

Loan portfolio and other receivables as of December 31, 2021, and 2020:

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	122,027,804	Ps.	110,986,938	Ps.	11,040,866
Consumer		76,889,145		65,835,457		11,053,688
Mortgage		29,120,316		24,558,771		4,561,545
Microcredit		317,739		372,321		(54,582)
Interbank and overnight funds		3,218,433		4,693,678		(1,475,245)
Total	Ps.	231,573,437	Ps.	206,447,165	Ps.	25,126,272

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	19,410,007	Ps.	15,339,394	Ps.	4,070,613

Clients credit reliefs

Among the different measures adopted by governments to mitigate the effects of the COVID-19 pandemic, in Colombia the Superintendency of Finance issued several instructions for entities to establish relief measures for bank clients.

Through the issuance of External Circular 007 of March 17, 2020, the Superintendency of Finance adopted transitory prudential instructions to mitigate the economic effects of the COVID-19 pandemic and declared the State of Emergency. These instructions included, among others: (i) establishment of policies to identify clients subject to relief measures, (ii) payment extensions taking into consideration each client’s situation, affecting loans that were not past due for more than 30 days as of February 29, 2020 (without an increase in credit risk) and, (iii) client classification under relevant risk categories as of February 29, 2020 (credit scores reported to credit bureaus will remain unaltered for the duration of the extension period).

Moreover, according to External Circular 014 of March 30, 2020, the Superintendency of Finance established additional measures in order to protect clients under reliefs, including, among others, (i) a restriction to increase interest rates; (ii) the prohibiting capitalization of interest; and (iii) the prohibition to collect interests on other related fees, commissions or insurances. Furthermore, payment extensions were adjusted to include loans that were past due between 30 days and 60 days as of February 29, 2020 (without an increase in credit risk).

The measures established in External Circulars 007 and 014 were effective until July 31, 2020.

In Central America, at the regional level there were grace periods and payment deferrals in all the countries where we operate, following the guidelines of the relevant financial authorities, which were, to some extent, similar to the regulations enacted in Colombia.

Furthermore, the Superintendency of Finance issued External Circular 022 on June 30, 2020 creating the “Debtor Support Program” (in Spanish, Programa de Acompañamiento a Deudores PAD), which gives instructions on the treatment of debtors in the context created by the COVID-19 pandemic and allows the establishment of structural payment solutions by redefining the credit conditions of those debtors that have suffered a negative impact on their income or their ability to pay as a result of the COVID-19 pandemic. External Circular 022 was effective from August 1, 2020 until December 31, 2020. However, the Superintendency of Finance extended the application of the PAD until August 31, 2021, under the same terms of External Circular 022, due to the persistence of the COVID-19 situation.

The Superintendency instructed credit institutions to: adopt the PAD in order to apply structural measures for debtors affected by the COVID-19 pandemic, according to the analysis carried out by each entity, to recognize the new economic reality of debtors and to allow them to continue attending their payment obligations during the life of the loan.

Institutions had the authority to determine which segments of debtors they offered the measures provided for in that Circular, taking into consideration, among other aspects, the adverse cash flow impact as a result of the COVID-19 pandemic. In order to adopt differential measures for each of the segments of debtors defined in the program, at least three groups of debtors were established:

●	those debtors for which the financial entity had reasonable grounds to infer that they could continue to attend their payment obligations in the terms and as originally scheduled at the time of the beginning of the program.
●	those debtors that had seen their income or payment capacity partially impacted and for which the entity had reasonable grounds to infer that, through a redefinition of the credit conditions, such debtor could continue to fulfil its payment obligations in the new agreed terms; and
●	those debtors who temporarily faced a substantial or total impact on their income or ability to pay and for whom the entity had reasonable grounds to infer that the debtor would be able to overcome this impact.

The Superintendency also instructed credit institutions to:

●	adopt special measures for origination and qualification by risk level for micro, small, medium and other companies that are or will be in reorganization processes under the Colombian laws;
●	grant new grace periods without capitalizing interest and without charging interest on other concepts which’s payment was deferred, such as handling fees and insurance;
●	apply the redefinition of credit conditions, credit institutions may establish a self-management strategy for the debtor and / or contact him directly to present, in a simple way, the new conditions of his debt for acceptance.

In Central America, after granting the initial round of reliefs, the strategy of the subsidiaries consisted of restructuring certain loans to help its clients mainly through an extension of their term. Cases were analyzed to ensure the new conditions responded to the impact caused by the COVID-19 pandemic on the debtor’s income.

The actions taken by most of governments of the countries where we operate to provide relief to customers (companies or individuals) in 2020 and most of 2021, have ended. These strategies included, grace periods, the deferral of installments and the extension of terms.

The following table summarizes for all loan portfolio that received reliefs during 2021 and 2020, the balance at amortized cost before the application of relief per portfolio and the effects on the interest income of Grupo Aval of these reliefs, considering the recalculation of present values of the modified contractual cash flows discounted at the financial asset’s original effective interest rate:

Year ended on December 31, 2021

		Commercial		Consumer		Mortgage		Microcredit		Total
Amortized cost before modification	Ps.	29,961,397	Ps.	16,834,900	Ps.	13,763,005	Ps.	8,670	Ps.	60,567,972
Net modification loss		(18,895)		(8,819)		(6,213)		(12)		(33,939)

Year ended on December 31, 2020

		Commercial		Consumer		Mortgage		Microcredit		Total
Amortized cost before modification	Ps.	43,637,334	Ps.	24,776,794	Ps.	14,411,716	Ps.	357,892	Ps.	83,183,736
Net modification loss		(13,230)		(82,971)		(36,873)		(2,034)		(135,108)

The governments of the countries in which the Group operates have not granted direct reliefs for banks to date.

Impairment of assets - Goodwill, Property, Plant and Equipment and Intangibles (including concession agreements under the intangible asset model)

In updating the impairment tests carried out as of December 31, 2021, and 2020 in relation to capital gains, property, plant and equipment and intangibles, budgets, forecasts and other assumptions were adjusted to incorporate the economic conditions observed, addressing where necessary, cases of increased risk and uncertainty. The assumptions used to perform the impairment test have been updated to reflect lower budgeted earnings in subsequent years and a lag in returning to pre-crisis levels of turnover and profitability.

Going concern

Based on the Group's solvency and liquidity position as of the authorization date of these consolidated financial statements, management continues to have a reasonable expectation that the Group has adequate resources to continue operating in the foreseeable future and that the going concern basis of accounting remains adequate.

These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the carrying amounts and classification of reported assets, liabilities and expenses that may otherwise be required if the going concern basis is not appropriate

Investment properties

Management engages external and independent property appraisers to assist in determining the fair values of investment properties, who hold the appropriate recognized professional qualifications and recent experience in the location and category of the investment property being valued.

As of December 31, 2021, and 2020 the appraisers updated previous year's valuation assumptions to consider the effect of COVID-19 on the fair value of investment properties. Appraisers did not report any material valuation uncertainty due to market disruption caused by the COVID-19 pandemic, which could result in a reduction in transactional evidence and market returns.

Other matters

As of December 31, 2021, and 2020 no impairment was identified in other non-financial assets such as investments that are accounted for by the equity method or inventories. Similarly, there were no provisions to be recognized from the effects of COVID- 19 pandemic since no situations were identified that implied present obligation at year end for which an outflow of resource was probable.